PLANT, PROPERTY AND EQUIPMENT (Details) - CAD CAD in Millions		12 Months Ended
	Dec. 31, 2015	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Plant, property and equipment
Cost	CAD 67,116	CAD 76,738	CAD 67,116
Accumulated Depreciation	22,299	22,263	22,299
Net Book Value	44,817	54,475	44,817
Proceeds from sale of assets, net of transaction costs		6		CAD 196
Energy Turbine
Plant, property and equipment
Impairment charge, pre-tax	59
Impairment charge, after-tax	43
Keystone XL
Plant, property and equipment
Net Book Value	621	CAD 526	621
Impairment charge, pre-tax	3,686
Impairment charge, after-tax	2,891
Keystone XL | Significant Unobservable Inputs (Level III)
Plant, property and equipment
Estimated fair value	621		621
Keystone XL | Plant and equipment | Market Approach Valuation Technique | Significant Unobservable Inputs (Level III)
Plant, property and equipment
Estimated fair value	463		463
Disposal period (in years)		2 years
Keystone XL | Terminals, including KHT | Significant Unobservable Inputs (Level III)
Plant, property and equipment
Estimated fair value	158		158
Keystone XL | Future cancellation costs
Plant, property and equipment
Impairment charge, pre-tax			77
Impairment charge, after-tax			56
Energy | Facilities under PPAs
Plant, property and equipment
Cost	1,341	CAD 1,319	1,341
Accumulated Depreciation	302	335	302
Revenues recognized through the sale of electricity		212	235	CAD 223
Operating segments | Canadian Natural Gas Pipelines
Plant, property and equipment
Cost	27,830	29,239	27,830
Accumulated Depreciation	15,304	16,022	15,304
Net Book Value	12,526	13,217	12,526
Operating segments | Canadian Natural Gas Pipelines | NGTL System
Plant, property and equipment
Cost	12,709	13,536	12,709
Accumulated Depreciation	5,713	5,969	5,713
Net Book Value	6,996	7,567	6,996
Operating segments | Canadian Natural Gas Pipelines | NGTL System | Pipeline
Plant, property and equipment
Cost	8,456	8,814	8,456
Accumulated Depreciation	3,820	3,951	3,820
Net Book Value	4,636	4,863	4,636
Operating segments | Canadian Natural Gas Pipelines | NGTL System | Compression
Plant, property and equipment
Cost	2,188	2,447	2,188
Accumulated Depreciation	1,404	1,499	1,404
Net Book Value	784	948	784
Operating segments | Canadian Natural Gas Pipelines | NGTL System | Metering and other
Plant, property and equipment
Cost	1,096	1,124	1,096
Accumulated Depreciation	489	519	489
Net Book Value	607	605	607
Operating segments | Canadian Natural Gas Pipelines | NGTL System | Property, plant and equipment excluding under construction
Plant, property and equipment
Cost	11,740	12,385	11,740
Accumulated Depreciation	5,713	5,969	5,713
Net Book Value	6,027	6,416	6,027
Operating segments | Canadian Natural Gas Pipelines | NGTL System | Under construction
Plant, property and equipment
Cost	969	1,151	969
Net Book Value	969	1,151	969
Operating segments | Canadian Natural Gas Pipelines | Canadian Mainline
Plant, property and equipment
Cost	13,353	13,863	13,353
Accumulated Depreciation	8,378	8,780	8,378
Net Book Value	4,975	5,083	4,975
Operating segments | Canadian Natural Gas Pipelines | Canadian Mainline | Pipeline
Plant, property and equipment
Cost	9,164	9,502	9,164
Accumulated Depreciation	5,966	6,221	5,966
Net Book Value	3,198	3,281	3,198
Operating segments | Canadian Natural Gas Pipelines | Canadian Mainline | Compression
Plant, property and equipment
Cost	3,433	3,537	3,433
Accumulated Depreciation	2,220	2,361	2,220
Net Book Value	1,213	1,176	1,213
Operating segments | Canadian Natural Gas Pipelines | Canadian Mainline | Metering and other
Plant, property and equipment
Cost	499	605	499
Accumulated Depreciation	192	198	192
Net Book Value	307	407	307
Operating segments | Canadian Natural Gas Pipelines | Canadian Mainline | Property, plant and equipment excluding under construction
Plant, property and equipment
Cost	13,096	13,644	13,096
Accumulated Depreciation	8,378	8,780	8,378
Net Book Value	4,718	4,864	4,718
Operating segments | Canadian Natural Gas Pipelines | Canadian Mainline | Under construction
Plant, property and equipment
Cost	257	219	257
Net Book Value	257	219	257
Operating segments | Canadian Natural Gas Pipelines | Other Canadian Natural Gas Pipelines
Plant, property and equipment
Cost	1,768	1,840	1,768
Accumulated Depreciation	1,213	1,273	1,213
Net Book Value	555	567	555
Operating segments | Canadian Natural Gas Pipelines | Other Canadian Natural Gas Pipelines | Under construction
Plant, property and equipment
Cost	63	112	63
Accumulated Depreciation	0	0	0
Net Book Value	63	112	63
Operating segments | Canadian Natural Gas Pipelines | Other
Plant, property and equipment
Cost	1,705	1,728	1,705
Accumulated Depreciation	1,213	1,273	1,213
Net Book Value	492	455	492
Operating segments | U.S. Natural Gas Pipelines
Plant, property and equipment
Cost	10,398	21,532	10,398
Accumulated Depreciation	3,230	3,477	3,230
Net Book Value	7,168	18,055	7,168
Operating segments | U.S. Natural Gas Pipelines | Other Canadian Natural Gas Pipelines
Plant, property and equipment
Cost	6,567	8,745	6,567
Accumulated Depreciation	2,441	2,560	2,441
Net Book Value	4,126	6,185	4,126
Operating segments | U.S. Natural Gas Pipelines | Other Canadian Natural Gas Pipelines | Property, plant and equipment excluding under construction
Plant, property and equipment
Cost	6,559	8,399	6,559
Accumulated Depreciation	2,441	2,560	2,441
Net Book Value	4,118	5,839	4,118
Operating segments | U.S. Natural Gas Pipelines | Other Canadian Natural Gas Pipelines | Under construction
Plant, property and equipment
Cost	8	346	8
Accumulated Depreciation	0	0	0
Net Book Value	8	346	8
Operating segments | U.S. Natural Gas Pipelines | GTN
Plant, property and equipment
Cost	2,278	2,221	2,278
Accumulated Depreciation	765	810	765
Net Book Value	1,513	1,411	1,513
Operating segments | U.S. Natural Gas Pipelines | Great Lakes
Plant, property and equipment
Cost	2,157	2,106	2,157
Accumulated Depreciation	1,155	1,155	1,155
Net Book Value	1,002	951	1,002
Operating segments | U.S. Natural Gas Pipelines | Midstream
Plant, property and equipment
Cost	0	1,072	0
Accumulated Depreciation	0	23	0
Net Book Value	0	1,049	0
Operating segments | U.S. Natural Gas Pipelines | Columbia Gulf
Plant, property and equipment
Cost	0	880	0
Accumulated Depreciation	0	5	0
Net Book Value	0	875	0
Operating segments | U.S. Natural Gas Pipelines | Other
Plant, property and equipment
Cost	2,124	2,120	2,124
Accumulated Depreciation	521	567	521
Net Book Value	1,603	1,553	1,603
Operating segments | U.S. Natural Gas Pipelines | Columbia Gas
Plant, property and equipment
Cost	0	8,605	0
Accumulated Depreciation	0	54	0
Net Book Value	0	8,551	0
Operating segments | U.S. Natural Gas Pipelines | Columbia Gas | Pipeline
Plant, property and equipment
Cost	0	3,072	0
Accumulated Depreciation	0	13	0
Net Book Value	0	3,059	0
Operating segments | U.S. Natural Gas Pipelines | Columbia Gas | Compression
Plant, property and equipment
Cost	0	1,864	0
Accumulated Depreciation	0	7	0
Net Book Value	0	1,857	0
Operating segments | U.S. Natural Gas Pipelines | Columbia Gas | Metering and other
Plant, property and equipment
Cost	0	2,542	0
Accumulated Depreciation	0	34	0
Net Book Value	0	2,508	0
Operating segments | U.S. Natural Gas Pipelines | Columbia Gas | Property, plant and equipment excluding under construction
Plant, property and equipment
Cost	0	7,478	0
Accumulated Depreciation	0	54	0
Net Book Value	0	7,424	0
Operating segments | U.S. Natural Gas Pipelines | Columbia Gas | Under construction
Plant, property and equipment
Cost	0	1,127	0
Accumulated Depreciation	0	0	0
Net Book Value	0	1,127	0
Operating segments | U.S. Natural Gas Pipelines | ANR
Plant, property and equipment
Cost	3,831	4,182	3,831
Accumulated Depreciation	789	863	789
Net Book Value	3,042	3,319	3,042
Operating segments | U.S. Natural Gas Pipelines | ANR | Pipeline
Plant, property and equipment
Cost	1,449	1,468	1,449
Accumulated Depreciation	350	349	350
Net Book Value	1,099	1,119	1,099
Operating segments | U.S. Natural Gas Pipelines | ANR | Compression
Plant, property and equipment
Cost	1,101	1,494	1,101
Accumulated Depreciation	187	260	187
Net Book Value	914	1,234	914
Operating segments | U.S. Natural Gas Pipelines | ANR | Metering and other
Plant, property and equipment
Cost	977	988	977
Accumulated Depreciation	252	254	252
Net Book Value	725	734	725
Operating segments | U.S. Natural Gas Pipelines | ANR | Property, plant and equipment excluding under construction
Plant, property and equipment
Cost	3,527	3,950	3,527
Accumulated Depreciation	789	863	789
Net Book Value	2,738	3,087	2,738
Operating segments | U.S. Natural Gas Pipelines | ANR | Under construction
Plant, property and equipment
Cost	304	232	304
Net Book Value	304	232	304
Operating segments | Mexico Natural Gas Pipelines
Plant, property and equipment
Cost	3,826	4,766	3,826
Accumulated Depreciation	203	239	203
Net Book Value	3,623	4,527	3,623
Operating segments | Mexico Natural Gas Pipelines | Pipeline
Plant, property and equipment
Cost	1,296	2,734	1,296
Accumulated Depreciation	162	180	162
Net Book Value	1,134	2,554	1,134
Operating segments | Mexico Natural Gas Pipelines | Compression
Plant, property and equipment
Cost	183	422	183
Accumulated Depreciation	14	19	14
Net Book Value	169	403	169
Operating segments | Mexico Natural Gas Pipelines | Metering and other
Plant, property and equipment
Cost	388	502	388
Accumulated Depreciation	27	40	27
Net Book Value	361	462	361
Operating segments | Mexico Natural Gas Pipelines | Property, plant and equipment excluding under construction
Plant, property and equipment
Cost	1,867	3,658	1,867
Accumulated Depreciation	203	239	203
Net Book Value	1,664	3,419	1,664
Operating segments | Mexico Natural Gas Pipelines | Under construction
Plant, property and equipment
Cost	1,959	1,108	1,959
Net Book Value	1,959	1,108	1,959
Operating segments | Liquids Pipelines
Plant, property and equipment
Cost	15,240	15,455	15,240
Accumulated Depreciation	1,054	1,308	1,054
Net Book Value	14,186	14,147	14,186
Operating segments | Liquids Pipelines | Under construction
Plant, property and equipment
Cost	1,826	1,434	1,826
Net Book Value	1,826	1,434	1,826
Operating segments | Liquids Pipelines | Keystone Pipeline System | Pipeline
Plant, property and equipment
Cost	9,288	10,572	9,288
Accumulated Depreciation	718	901	718
Net Book Value	8,570	9,671	8,570
Operating segments | Liquids Pipelines | Keystone Pipeline System | Property, plant and equipment excluding under construction
Plant, property and equipment
Cost	13,414	14,021	13,414
Accumulated Depreciation	1,054	1,308	1,054
Net Book Value	12,360	12,713	12,360
Operating segments | Liquids Pipelines | Keystone Pipeline System | Pumping equipment
Plant, property and equipment
Cost	1,092	928	1,092
Accumulated Depreciation	108	121	108
Net Book Value	984	807	984
Operating segments | Liquids Pipelines | Keystone Pipeline System | Tanks and other
Plant, property and equipment
Cost	3,034	2,521	3,034
Accumulated Depreciation	228	286	228
Net Book Value	2,806	2,235	2,806
Operating segments | Energy
Plant, property and equipment
Cost	9,555	5,336	9,555
Accumulated Depreciation	2,426	1,087	2,426
Net Book Value	7,129	4,249	7,129
Operating segments | Energy | Property, plant and equipment excluding under construction
Plant, property and equipment
Cost	9,125	4,607	9,125
Accumulated Depreciation	2,426	1,087	2,426
Net Book Value	6,699	3,520	6,699
Operating segments | Energy | Under construction
Plant, property and equipment
Cost	430	729	430
Net Book Value	430	729	430
Operating segments | Energy | Natural Gas – Ravenswood
Plant, property and equipment
Cost	2,607	0	2,607
Accumulated Depreciation	654	0	654
Net Book Value	1,953	0	1,953
Operating segments | Energy | Natural Gas - Other
Plant, property and equipment
Cost	3,361	2,696	3,361
Accumulated Depreciation	1,164	696	1,164
Net Book Value	2,197	2,000	2,197
Operating segments | Energy | Hydro, Wind and Solar
Plant, property and equipment
Cost	2,417	1,180	2,417
Accumulated Depreciation	476	245	476
Net Book Value	1,941	935	1,941
Operating segments | Energy | Natural Gas Storage and Other
Plant, property and equipment
Cost	740	731	740
Accumulated Depreciation	132	146	132
Net Book Value	608	585	608
Corporate
Plant, property and equipment
Cost	267	410	267
Accumulated Depreciation	82	130	82
Net Book Value	CAD 185	CAD 280	CAD 185